INVESTMENT IN NON-CONSOLIDATED AFFILIATES (Schedule of Investment in Equity Affiliate, Carrying Amount and Share of Net Income) (Details)	12 Months Ended								0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Beijing Jiuyou Technology Co., Ltd. ("Jiuyou') [Member] CNY	Dec. 31, 2012 Beijing Jiuyou Technology Co., Ltd. ("Jiuyou') [Member] CNY	May 16, 2012 Beijing Jiuyou Technology Co., Ltd. ("Jiuyou') [Member]	Dec. 31, 2010 Beijing Jiuyou Technology Co., Ltd. ("Jiuyou') [Member]	Apr. 27, 2011 2011 Affiliate Company [Member] CNY	Feb. 23, 2012 2011 Affiliate Company [Member] CNY	Dec. 31, 2012 2011 Affiliate Company [Member] CNY	Dec. 31, 2013 2011 Affiliate Company [Member] CNY	Feb. 23, 2012 First 2012 Affiliate Company [Member] CNY	Feb. 09, 2012 First 2012 Affiliate Company [Member] CNY	Dec. 31, 2013 First 2012 Affiliate Company [Member] CNY	Dec. 31, 2012 First 2012 Affiliate Company [Member] CNY	Feb. 23, 2012 Second 2012 Affiliate Company [Member] CNY	Dec. 31, 2013 Second 2012 Affiliate Company [Member] CNY	Dec. 31, 2012 Second 2012 Affiliate Company [Member] CNY	Dec. 14, 2012 Second 2012 Affiliate Company [Member]	Nov. 15, 2012 Second 2012 Affiliate Company [Member]	Oct. 17, 2013 2013 Affiliate Company [Member] CNY	Dec. 31, 2013 2013 Affiliate Company [Member] CNY
Schedule of Equity Method Investments [Line Items]
Balance at the beginning of the year		42,030,976			13,103,822	12,926,810					2,621,838							28,927,154
Addition due to investment in equity affiliate													5,600,000			5,600,000	28,927,154	2,000,000	28,927,154				4,500,000
Disposal of investment in non-consolidated affiliate										2,190,117	2,190,117
Total investment in equity affiliate - cost																5,600,000		30,927,154	28,927,154				4,500,000
Share of net income (loss) in non-consolidated affiliate					237,297	180,012				(431,721)	(431,721)		(787,758)			(787,758)		4,009,141
Cash dividend from non-consolidated affiliate	(116,818)	(707,179)																(707,179)
Amortization of identifiable intangible assets, net of tax	(654,949)	(3,964,862)	(1,056,197)	(547,200)	(3,000)	(3,000)
Total booked value under equity method					234,297	177,012
Impairment on equity method investment			(4,812,242)										(4,812,242)			(4,812,242)
Carrying value at the end of the year	8,600,895	52,067,235	42,030,976		13,338,119	13,103,822												34,229,116	28,927,154				4,500,000
Ownership percentage						21.80%	1.80%	20.00%						30.00%					35.00%	14.00%	21.00%	10.00%	10.00%
Payments to acquire equity method investments	979,236	5,928,000	30,242,154	9,000,000					3,500,000					5,600,000				1,428,000	24,642,154			4,500,000
Proceeds from sale of equity method investment										3,500,000
Gain (loss) on sale of equity method investment										1,309,883
Accrued expenses and other current liabilities	$ 55,817,679	337,903,480	198,970,866	127,803,167														4,856,000	4,285,000